General and Operating Expenses	12 Months Ended
Dec. 31, 2017
General and Operating Expenses [Abstract]
General and Operating Expenses
Note 26 -	General and Operating Expenses*

	Year ended December 31
	2015	2016	2017
	NIS	NIS	NIS

Terminal equipment and materials	880	831	855
Interconnectivity and payments to domestic and international operators	909	825	805
Maintenance of buildings and sites	616	605	584
Marketing and general expenses	649	709	615
Services and maintenance by sub-contractors	199	261	260
Vehicle maintenance expenses	167	164	156
Content services expenses	458	629	636

	3,878	4,024	3,911

*	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3A.

*	Less expenses of NIS 65 recognized in 2017 for investments in property, plant and equipment and intangible assets (in 2016, NIS 64 and in 2015, NIS 63).